Revenue - Additional Information (Detail) € in Millions			3 Months Ended
	Jan. 29, 2024 USD ($)	Nov. 29, 2023 USD ($)	Mar. 31, 2024 USD ($) CommercialCustomer	Mar. 31, 2024 EUR (€) CommercialCustomer	Mar. 31, 2023 CommercialCustomer
Third Party Investors [Member]
Disclosure of associates [line items]
Commitment from investors	$ 150,000,000
Teijin Limited [Member]
Disclosure of associates [line items]
Upfront payment received		$ 70,000,000
Maximum additional development and regulatory milestones potentially to be received		$ 175,000,000	$ 175,000
Royalties And Milestones [Member] | Third Party Investors [Member]
Disclosure of associates [line items]
Recognized as revenue			0
Royalties And Milestones [Member] | Teijin Limited [Member]
Disclosure of associates [line items]
Recognized as revenue			$ 0
Commercial customers [Member]
Disclosure of associates [line items]
Number of commercial customers | CommercialCustomer			4	4	3
Commercial customers [Member] | Bottom of range [member]
Disclosure of associates [line items]
Perentage of sale to commercial customers			10.00%	10.00%	10.00%
Collaboration partners and license agreements [Member] | Third Party Investors [Member]
Disclosure of associates [line items]
Recognized as revenue | €				€ 24.8